SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) (Parenthetical) - USD ($)		8 Months Ended	12 Months Ended
		Jul. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 07, 2024
Restructuring Cost and Reserve [Line Items]
Warrant outstanding			10,430,800	10,430,800
Stock issued during period, value			$ 2,133,697	$ 268,998
Adjustment to additional paid in capital			$ 86,121
Public Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Warrant outstanding		4,999,929
Private Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Warrant outstanding		5,566,667			5,566,667
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
Share issued for conversion		89,413
Share issued or issuable		4,149,977
Cash held in trust account		$ 1,564,086
Reversal of redeemed shares		288
Stock redemption price		$ 113.8
Increase in cash held in trust account		$ 1,564,086
Earnout shares		500,000
Global Partner Acquisition Corp II [Member] | Private Placement Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during period, value		$ 10,075,002
Issuance of common stock, shares		107,754
Adjustment to additional paid in capital		$ 108
Global Partner Acquisition Corp II [Member] | Non Redemption Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares		12,777
Global Partner Acquisition Corp II [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Earnout shares		100,000
Issuance of common stock, shares	[1],[2]	400,000

[1]	Excludes 5,566,667 Private Placements Warrants that converted automatically into 10 warrants exercisable for one share of Common Stock.
[2]	Includes 100,000 Sponsor Earnout Shares (as defined in the Business Combination Agreement). While the Earnout Shares are legally issued, they are subject to forfeiture based on vesting conditions not being met. (See Note 17).